Long-term debt (Narrative III) (Details)									1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 12, 2022 USD ($)	Sep. 30, 2022 USD ($) Vessels	Jul. 30, 2021 USD ($)	Jun. 29, 2020 USD ($)	Jul. 16, 2018 USD ($)	Mar. 19, 2015 USD ($)	Dec. 19, 2014 USD ($)	Jan. 13, 2014 USD ($)	Jul. 31, 2022 USD ($)	Mar. 19, 2015	Dec. 31, 2022 USD ($) Installments	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Loan expenses and other											$ 415,000	$ 307,000	$ 285,000
Commonwealth Bank of Australia, London Branch [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt								$ 9,500,000
Debt Instrument, Number of installments | Installments											32
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 156,000
Debt Instrument, Balloon Payment											$ 4,500,000
Debt Instrument, Maturity Date											Jan. 13, 2022
Debt Instrument, Description of Variable Rate Basis											LIBOR
Commonwealth Bank of Australia, London Branch [Member] | Secured Debt [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											2.25%
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt							$ 53,500,000
Debt Instrument, Maturity Date							Nov. 30, 2021
BNP Paribas [Member] | Secured Debt [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt					$ 75,000,000
Debt Instrument, Periodic Payment, Principal				$ 1,574,000	1,562,500
Debt Instrument, Balloon Payment				$ 23,596,000	$ 43,750,000
Debt Instrument, Maturity Date				May 19, 2024	Jul. 17, 2023
BNP Paribas [Member] | Secured Debt [Member] | Second Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage				2.50%	2.30%
Nordea Bank AB, London Branch [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt						$ 93,080,000
Debt Instrument, Maturity Date						Mar. 19, 2021
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										2.10%
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | Refinancing Agreement
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt			$ 460,000
Debt Instrument, Periodic Payment, Principal			1,862,000
Debt Instrument, Balloon Payment			$ 26,522,000
Debt Instrument, Maturity Date										Mar. 19, 2024
Repayment of secured loan agreement									$ 4,786,000
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | New Repayments Terms Following July2022 Prepayment [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 1,636,000
Debt Instrument, Balloon Payment											$ 23,313,000
Debt Instrument, Maturity Date											Mar. 19, 2024
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | Loan Agreement - 9 Ultramax Vessels [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt		$ 197,236,000
Debt Instrument, Number of installments | Installments											20
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 3,719,000
Debt Instrument, Balloon Payment											$ 100,912,000
Debt Instrument, Maturity Date											Oct. 11, 2027
Repayment of secured loan agreement	$ 21,937,000
Debt Instrument, Face Amount		$ 200,000,000
Number of vessels priced | Vessels		9
Loan fees											$ 2,069,000
Loan expenses and other											$ 191,000
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | Loan Agreement - 9 Ultramax Vessels [Member] | SOFR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											2.25%